Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk management and strategy
Our management and Board recognise
the critical importance that a robust
cybersecurity programme and processes
play in maintaining the integrity of CCEP’s
business applications and data. Our Chief
Information Officer (CIO), and Chief
Information Security Officer (CISO) lead
our cybersecurity programme and
regularly report to our Audit Committee
and Board on cybersecurity matters,
through which we assess, identify, and
manage material risks from cybersecurity
threats. We seek to promote a
cybersecurity culture in which everyone
feels a responsibility to prevent cyber
attacks.
Our cybersecurity policies, standards,
processes and practices are integrated
into our risk management framework,
which addresses the principal risks we
face as a business and how we identify,
assess and manage them. In addition, our
CISO and his team utilise a risk analysis
standard from the Information Security
Forum (ISF), which is aligned with industry
best practice standards to identify and
assess IT security risks as well as
numerous ISF controls
and checks.

Our processes for detecting, monitoring, and addressing cybersecurity threats and incidents, and for ensuring timely compliance with applicable reporting requirements, include the following:

•Established risk-based cyber
strategy. Regular reporting of cyber
risks and risk mitigation to the ELT,
Audit Committee and the Board;
•Conducting regular training and
awareness on information security
and data privacy for employees,
including regular phishing exercises.
This is in addition to simulations run
with the ELT and local leadership
teams on their ability to respond to
cyber incidents;
•Continuous development, constant
testing and ongoing improvement
of Business Continuity Planning
(BCP) and disaster recovery
programmes, including internal and
external testing of security
controls to identify vulnerabilities;
•Threat vulnerability management
and threat intelligence: proactive
monitoring of cyber threats and
events and implementation of
preventative measures is executed
by operating a 24/7 security event
logging and management system
through a Global Security
Operations Centre;

•Implementation of a hardware
and software lifecycle;
•Third party risk assessments for
certain key vendors to support
third party risk management;
•Data Privacy Office including data
governance and information
classification and handling;
•IT change management
processes to provide reasonable
assurance that only appropriate,
tested and approved changes are
implemented into our IT
landscape;
•Monthly Information Security
Committee meetings which bring
IT experts and governance teams
together into a single forum to
review, prevent, detect and
monitor threats, incidents, and
responses thereto; and
•Internal audit performs
independent risk-based audits to
assess governance and oversight
and test effectiveness of controls
over critical cyber activities.

We use third party experts to support
on certain aspects of our
cybersecurity programme but maintain
internal leadership and oversight of all,
including in connection with our risk
processes. We work with other bottlers
and partners such as TCCC to share
insights on potential threats.
We also monitor third party service
providers, through:
•An internal controls assessment of
our third party control framework
•Governance and performance
through reporting requirements
for major vendors
•Procurement third party risk
management processes
•Identification and oversight by
our CISO, supported by our Business
Continuity and Resilience (BCR) team,
of risks associated with those third
party service providers that are
relevant to our Business Process and
Technology (BPT) function
•Improvements in researching the
emerging threat landscape
•Improving the security of our
external attack surface; and
•Conducting due diligence into peers
and trading partners
As at the date of this report, we are not
aware of any risks from cybersecurity
threats, including as a result of any
previous cybersecurity incidents, that
have materially affected us, our
business strategy, results of operation
or financial condition.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our management and Board recognise
the critical importance that a robust
cybersecurity programme and processes
play in maintaining the integrity of CCEP’s
business applications and data. Our Chief
Information Officer (CIO), and Chief
Information Security Officer (CISO) lead
our cybersecurity programme and
regularly report to our Audit Committee
and Board on cybersecurity matters,
through which we assess, identify, and
manage material risks from cybersecurity
threats. We seek to promote a
cybersecurity culture in which everyone
feels a responsibility to prevent cyber
attacks.
Our cybersecurity policies, standards,
processes and practices are integrated
into our risk management framework,
which addresses the principal risks we
face as a business and how we identify,
assess and manage them.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board has overall responsibility for
risk management and internal control
procedures, including determining the
nature and extent of the risks the
Company is willing to take, and ensuring
that risk is managed effectively.
CCEP’s internal controls aim to mitigate
financial, operational, reporting and
compliance risk. They are designed to
manage risk rather than eliminate it.
To discharge its responsibility in a manner
that complies with law and regulation and
promotes effective and efficient
operation, the Board has established
clear operating procedures, lines of
responsibility and delegated authority.
The Audit Committee has specific
responsibility for reviewing the internal
control policies and procedures
associated with the identification,
assessment and reporting of principal
and emerging risks to check they are
adequate and effective.
Our internal control processes include:
•Board approval for significant
projects, transactions and
corporate actions
•Either senior management
or Board approval for all major
expenditure at the appropriate
stages of each transaction
•Regular reporting covering both
technical progress and our financial
affairs
Relevant cybersecurity incidents and
threats are escalated to the corporate
Incident Management Team (IMT) and
communicated in a timely manner to
our Disclosure Committee, consisting
of the Chairman, CEO, CFO, Group
Company Secretary and General
Counsel, and VP Investor Relations &
Corporate Strategy. The Disclosure
Committee is responsible for reviewing
and making the determination
regarding materiality and public
disclosures pursuant to the SEC
and exchange listing rules.
In addition to having a dedicated
cybersecurity team concerned with
day to day cybersecurity operations,
cybersecurity is also a critical area of
focus at both our executive and Board
levels, which helps ensure that the
Board executes its oversight of cyber
risks and that we consider security
risks in our business strategy.
Our cybersecurity processes for
managing and assessing cybersecurity
risks, as described above, are managed
and overseen by our Information
Security Committee, which comprises
the CIO, CCO, Chief Data Privacy
Officer and other senior management
members, and is coordinated by our
CISO who has been in situ for the past
seven years, with 20 years’ experience
in cybersecurity and information
security management. In addition, our
CIO chairs the Information Security
Committee, helping to steer it in
implementing effective processes
in response to information security
threats and risks. Our Information
Security Committee meets at least
monthly to oversee, discuss and
manage cybersecurity including topics
such  as but not limited to data privacy,
(IT) business continuity and resiliency
based on internal and external sources
of information. Through these processes
and ongoing communications, the
Board via the Audit Committee are
informed about and monitor the
prevention, detection, mitigation and
remediation of cybersecurity threats
and incidents in real time.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of its general risk oversight function, the Audit Committee oversees CCEP’s management of cybersecurity risk on behalf of the Board.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of its general risk oversight
function, the Audit Committee
oversees CCEP’s management of
cybersecurity risk on behalf of the
Board. The Committee receives
regular updates from management
on cybersecurity risks and our efforts
to manage those risks, including
reports on a biannual basis and more
frequently as deemed appropriate by
our CIO and regular receipt of
feedback on the effectiveness of
implementing cybersecurity awareness
within Company culture as a whole,
such as the results of implementing
employee training and phishing
simulations.

Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity processes for
managing and assessing cybersecurity
risks, as described above, are managed
and overseen by our Information
Security Committee, which comprises
the CIO, CCO, Chief Data Privacy
Officer and other senior management
members, and is coordinated by our
CISO who has been in situ for the past
seven years, with 20 years’ experience
in cybersecurity and information
security management. In addition, our
CIO chairs the Information Security
Committee, helping to steer it in
implementing effective processes
in response to information security
threats and risks. Our Information
Security Committee meets at least
monthly to oversee, discuss and
manage cybersecurity including topics
such  as but not limited to data privacy,
(IT) business continuity and resiliency
based on internal and external sources
of information. Through these processes
and ongoing communications, the
Board via the Audit Committee are
informed about and monitor the
prevention, detection, mitigation and
remediation of cybersecurity threats
and incidents in real time.
As part of its general risk oversight
function, the Audit Committee
oversees CCEP’s management of
cybersecurity risk on behalf of the
Board. The Committee receives
regular updates from management
on cybersecurity risks and our efforts
to manage those risks, including
reports on a biannual basis and more
frequently as deemed appropriate by
our CIO and regular receipt of
feedback on the effectiveness of
implementing cybersecurity awareness
within Company culture as a whole,
such as the results of implementing
employee training and phishing
simulations.
Information regarding cyber risks
and cyber risk management is
reported to the Audit Committee,
and subsequently communicated to
the whole Board during the summary of
Committee reports. One member of
the Board who sits on the Audit
Committee has specific responsibility
for cybersecurity. In 2024, the Audit
Committee has been presented with
detailed information
on cybersecurity and internal controls,
including improvements made in
researching the emerging cyber risk
landscape.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity processes for
managing and assessing cybersecurity
risks, as described above, are managed
and overseen by our Information
Security Committee, which comprises
the CIO, CCO, Chief Data Privacy
Officer and other senior management
members, and is coordinated by our
CISO who has been in situ for the past
seven years, with 20 years’ experience
in cybersecurity and information
security management. In addition, our
CIO chairs the Information Security
Committee, helping to steer it in
implementing effective processes
in response to information security
threats and risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	our CISO who has been in situ for the past seven years, with 20 years’ experience in cybersecurity and information security management.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Information
Security Committee meets at least
monthly to oversee, discuss and
manage cybersecurity including topics
such  as but not limited to data privacy,
(IT) business continuity and resiliency
based on internal and external sources
of information. Through these processes
and ongoing communications, the
Board via the Audit Committee are
informed about and monitor the
prevention, detection, mitigation and
remediation of cybersecurity threats
and incidents in real time.
As part of its general risk oversight
function, the Audit Committee
oversees CCEP’s management of
cybersecurity risk on behalf of the
Board. The Committee receives
regular updates from management
on cybersecurity risks and our efforts
to manage those risks, including
reports on a biannual basis and more
frequently as deemed appropriate by
our CIO and regular receipt of
feedback on the effectiveness of
implementing cybersecurity awareness
within Company culture as a whole,
such as the results of implementing
employee training and phishing
simulations.
Information regarding cyber risks
and cyber risk management is
reported to the Audit Committee,
and subsequently communicated to
the whole Board during the summary of
Committee reports. One member of
the Board who sits on the Audit
Committee has specific responsibility
for cybersecurity. In 2024, the Audit
Committee has been presented with
detailed information
on cybersecurity and internal controls,
including improvements made in
researching the emerging cyber risk
landscape.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true